Rights (Details) - $ / shares		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2025
Rights [Line Items]
Par value	$ 0.0001
Exercise price		$ 50
Ownership percent of common stock		15.00%
Acquires percentage		15.00%
Right [Member]
Rights [Line Items]
Shares issued		4,233,272
Shares outstanding		4,233,272
Common Stock [Member]
Rights [Line Items]
Exercise price	50
Ownership percent of common stock		15.00%
Ordinary shares [Member]
Rights [Line Items]
Exercise price	$ 0.00667